Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of reconciliation of beginning and ending amount of gross unrecognized tax benefits

	Year Ended December 31,
(In millions)	2013	2012	2011
Gross unrecognized tax benefits at beginning of period	$8	$9	$14
Increases in tax positions for prior years	1	—	1
Decreases in tax positions for prior years	—	—	(2)
Increases in tax positions for current year	1	1	1
Lapse in statute of limitations	(2)	(2)	(5)

Gross unrecognized tax benefits at end of period	$8	$8	$9

Schedule of components of (loss) income from continuing operations before income taxes

	Year Ended December 31,
	2013	2012	2011
U.S.	$80	$(31)	$(18)
Foreign	6	5	5

Total	$86	$(26)	$(13)

Schedule of reconciliation of income tax computed at the U.S. federal statutory tax rate to the entity's effective income tax rate for continuing operations

	Year Ended December 31,
	2013	2012	2011
Tax at U.S. federal statutory rate	35.0%	35.0%	35.0%
State and local income taxes, net of U.S. federal benefit	9.6	(13.0)	27.9
Tax credits	(2.6)	3.7	12.8
Nondeductible goodwill	—	—	—
Other permanent items	0.8	(4.3)	(8.0)
Stock option forfeitures	4.2	—	(7.6)
Other, including foreign rate differences and reserves	3.1	9.1	(16.3)

Effective rate	50.1%	30.5%	43.8%

Schedule of income tax expense from continuing operations

	2013
(In millions)	Current	Deferred	Total
U.S. federal	$1	$27	$28
Foreign	3	—	3
State and local	5	7	12

	$9	$34	$43

	2012
	Current	Deferred	Total
U.S. federal	$—	$(16)	$(16)
Foreign	2	—	2
State and local	5	1	6

	$7	$(15)	$(8)

	2011
	Current	Deferred	Total
U.S. federal	$(1)	$(2)	$(3)
Foreign	3	—	3
State and local	(1)	(5)	(6)

	$1	$(7)	$(6)

Schedule of significant components of deferred tax balances

	December 31,
(In millions)	2013	2012
Deferred tax assets (liabilities):
Current Asset:
Prepaid expenses	$(14)	$(13)
Receivables allowances	14	11
Accrued insurance expenses	9	5
Current reserves	6	5
Accrued expenses and other	17	21
Net operating loss and tax credit carryforwards	74	74

Total current asset	$106	$103

Long-Term Liability:
Intangible assets(1)	$(717)	$(716)
Accrued insurance expenses	3	4
Net operating loss and tax credit carryforwards	51	51
Other long-term obligations	(43)	(32)
Less valuation allowance	(7)	(6)

Total long-term liability	(713)	(699)

Net deferred tax liability	$(607)	$(596)

(1)
The deferred tax liability relates primarily to the difference in the tax versus book basis of intangible assets. The majority of this liability will not actually be paid unless certain business units of the Company are sold.